Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust
Entity Central Index Key	0000035330
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Maryland Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Maryland Municipal Income Fund
Class Name	Fidelity® Maryland Municipal Income Fund
Trading Symbol	SMDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 164,749,067
Holdings Count | shares	150
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$164,749,067
Number of Holdings	150
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.0 Health Care 17.9 Special Tax 11.9 Transportation 9.8 Water & Sewer 7.7 Housing 5.4 Education 5.2 93.9 AAA 25.3 AA 30.8 A 17.9 BBB 12.6 B 0.9 Not Rated 6.4 Short-Term Investments and Net Other Assets (Liabilities) 6.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 25.3 AA - 30.8 A - 17.9 BBB - 12.6 B - 0.9 Not Rated - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Arizona Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Arizona Municipal Income Fund
Class Name	Fidelity® Arizona Municipal Income Fund
Trading Symbol	FSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 126,149,747
Holdings Count | shares	132
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$126,149,747
Number of Holdings	132
Portfolio Turnover	5%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.8 Health Care 19.3 Education 16.7 Transportation 8.8 Special Tax 8.0 Electric Utilities 6.8 Water & Sewer 6.3 Others(Individually Less Than 5%) 4.0 99.7 AAA 3.4 AA 65.8 A 21.9 BBB 5.6 BB 0.4 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.4 AA - 65.8 A - 21.9 BBB - 5.6 BB - 0.4 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.